Summary of Significant Accounting Policies - Convertible Preferred Stock (Details) - shares	Jul. 21, 2023	Dec. 12, 2022
Summary of Significant Accounting Policies
Number of shares to be received prior to merger	2.328
Old Aeon
Summary of Significant Accounting Policies
Number of shares to be received prior to merger		2.328